RELATED PARTY BALANCES AND TRANSACTIONS (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended							12 Months Ended
	Apr. 30, 2017	Apr. 17, 2017	Oct. 31, 2015	Feb. 28, 2015	Mar. 31, 2014	Sep. 30, 2012	Jul. 31, 2012	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2006	Nov. 30, 2016	Nov. 30, 2015
Details of related party balances and transactions [Line Items]
Amounts due from related parties								$ 15,224	$ 13,419
Proceeds from Sale of Equity Method Investments								$ 94,604	18,460	$ 94
Equity Method Investment, Realized Gain (Loss) on Disposal	$ 58,335
CEO [Member]
Details of related party balances and transactions [Line Items]
Face amount of debt													$ 69,468
Liu Guolan [Member]
Details of related party balances and transactions [Line Items]
Payments to Fund Long-term Loans to Related Parties											$ 167
Maturity period											10 years
Other Income									7,021
Proceeds from (Repayments of) Related Party Debt									$ 7,188
SoFi [Member]
Details of related party balances and transactions [Line Items]
Equity Method Investment Number Of Securities Sold		5,719,986
Proceeds from Sale of Equity Method Investments		$ 91,926
Equity Method Investment, Realized Gain (Loss) on Disposal		$ 58,335
SoFi [Member] | Series B shares [Member]
Details of related party balances and transactions [Line Items]
Payment for equity method investments						$ 49,000
SoFi [Member] | Series D shares [Member]
Details of related party balances and transactions [Line Items]
Payment for equity method investments					$ 20,789
SoFi [Member] | Series E preferred shares [Member]
Details of related party balances and transactions [Line Items]
Payment for equity method investments				$ 22,331
SoFi [Member] | Series F Preferred Stock [Member]
Details of related party balances and transactions [Line Items]
Payment for equity method investments			$ 150,000
SoFi Lending Corp. [Member] | Series 2012-A Senior Secured Refi Loan Notes [Member]
Details of related party balances and transactions [Line Items]
Purchases of Series 2012-A Senior Secured Refi Loan Notes							$ 10,000
Guaranteed by Chief Operating Officer [Member]
Details of related party balances and transactions [Line Items]
Face amount of debt												$ 7,202